Segment Reporting - Schedule of Disaggregation of Revenue and Other Financial Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Development of pharmaceutical drugs for the treatment of autoimmune diseases [Member]
Schedule of Disaggregation of Revenue and Other Financial Information [Line Items]
Revenues
Cost of service
Gross profit
Research and development expenses	(16)
Sales and Marketing expenses
General and administrative expenses	(924)
Operating loss	(940)
Change in fair value of financial instruments
Change in fair value of marketable securities
Other finance income
Other finance expenses
Finance income , net
Income taxes
Total comprehensive loss for the year
Web data collection solutions [Member]
Schedule of Disaggregation of Revenue and Other Financial Information [Line Items]
Revenues	451
Cost of service	(314)
Gross profit	137
Research and development expenses	(82)
Sales and Marketing expenses	(456)
General and administrative expenses	(666)
Intangible assets amortization	(165)
Operating loss	(1,232)
Change in fair value of financial instruments
Change in fair value of marketable securities
Other finance income
Other finance expenses
Finance income , net
Income taxes
Total comprehensive loss for the year
Total [Member]
Schedule of Disaggregation of Revenue and Other Financial Information [Line Items]
Revenues	451
Cost of service	(314)
Gross profit	137
Research and development expenses	(98)
Sales and Marketing expenses	(456)
General and administrative expenses	(1,590)
Intangible assets amortization	(165)
Operating loss	(2,172)
Change in fair value of financial instruments	926
Change in fair value of marketable securities	167
Other finance income	34
Other finance expenses	(112)
Finance income , net	1,015
Income taxes	130
Total comprehensive loss for the year	$ (1,027)